CURRENT EXPECTED CREDIT LOSSES - Financing Receivable, Allowance for Credit Loss (Details) - USD ($)	1 Months Ended	3 Months Ended	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2024
Financing Receivable, Allowance for Credit Loss [Roll Forward]
(Decrease) increase in provision for current expected credit losses	$ 0	$ (47,527)	$ 24,327
CECL Reserve
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance		71,854	0
(Decrease) increase in provision for current expected credit losses		(47,527)	24,327
Write-offs		0	0
Recoveries		0	0
Ending balance		24,327	24,327
Outstanding | CECL Reserve
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance		37,421	0
(Decrease) increase in provision for current expected credit losses		(37,421)	0
Write-offs		0	0
Recoveries		0	0
Ending balance		0	0
Unfunded | CECL Reserve
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance		34,433	0
(Decrease) increase in provision for current expected credit losses		(10,106)	24,327
Write-offs		0	0
Recoveries		0	0
Ending balance		$ 24,327	$ 24,327